Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 16 — Commitments and Contingencies

In the ordinary course of business, the Company may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

On March 24, 2026, the Company was named as one of defendants (including various issuer-defendants, their underwriters, and certain individuals associated with the underwriters) in a putative securities class action filed in the Supreme Court of the State of New York, New York County, together with numerous underwriter and individual defendants. Plaintiffs asserted claims under Sections 11 and 12 of the Securities Act of 1933, alleging the Company’s IPO registration statement and prospectus omitted material information regarding risks of post-IPO pump-and-dump manipulation schemes. Since March 24, 2026, and as of the date of this annual report, there has been no further activity in the matter involving the Company, nor has there been any formal investigation or regulatory inquiry involving the Company or its officers. The Company has not been formally served with summons and complaint, denies all allegations, and plans to vigorously defend the litigation given the claims lack legal merit. Under ASC 450, management determined a material loss is not probable and no reasonable estimate of potential loss can be made, thus no loss contingency accrual has been recognized.

As of June 30, 2026 and as of the date of this Annual Report, the Company had no other pending or threatened lawsuits nor claims.